DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 1,243	$ 761
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	1,243	761
Foreign exchange contracts | Buy | Australian Dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ (319)	$ (10)
Average exchange rate	0.76	0.74
Foreign exchange contracts | Buy | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ (11)	$ 0
Average exchange rate	1.15	0.00
Foreign exchange contracts | Buy | Canadian Dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ (1)	$ (18)
Average exchange rate	0.79	0.74
Foreign exchange contracts | Buy | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ (118)	$ 0
Average exchange rate	1.33	0.00
Foreign exchange contracts | Buy | Mexican Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ (5)	$ (2)
Average exchange rate	0.05	0.05
Foreign exchange contracts | Buy | Chinese Yuan
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ (11)	$ 0
Average exchange rate	0.15	0.00
Foreign exchange contracts | Sell | Australian Dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 510	$ 485
Average exchange rate	0.75	0.74
Foreign exchange contracts | Sell | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 46	$ 43
Average exchange rate	1.20	1.06
Foreign exchange contracts | Sell | Canadian Dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 786	$ 260
Average exchange rate	0.78	0.76
Foreign exchange contracts | Sell | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 208	$ 0
Average exchange rate	1.33	0.00
Foreign exchange contracts | Sell | Indian Rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 154	$ 0
Average exchange rate	0.01	0.00
Foreign exchange contracts | Sell | Japanese Yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 3	$ 3
Average exchange rate	0.01	0.01
Foreign exchange contracts | Sell | South Africa Rand
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 1	$ 0
Average exchange rate	0.08	0.00